FI - Fair value, unfunded commitments, term of redemption conditions (Details 12) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 581	SFr 565
Redeemable	488	813
Total fair value	1,069	1,378
Unfunded commitments	191	348
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	339	190
Nonredeemable with unknown Liquidation Periods	242	375
Redeemable on demand with notice period less than 30 days	304	540
Redeemable on demand with notice period less than 1 year		4
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	193	138
Redeemable	471	519
Total fair value	664	657
Unfunded commitments	24	45
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	388	427
Redeemable	17	294
Total fair value	405	721
Unfunded commitments	167	303
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	12
Redeemable	2	7
Total fair value	14	19
Unfunded commitments	1	0
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	40	94
Redeemable	0	0
Total fair value	40	94
Unfunded commitments	42	77
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	336	321
Redeemable	15	287
Total fair value	351	608
Unfunded commitments	124	226
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	580	564
Redeemable	488	813
Total fair value	1,068	1,377
Unfunded commitments	191	348
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	339	190
Nonredeemable with unknown Liquidation Periods	241	374
Redeemable on demand with notice period less than 30 days	304	540
Redeemable on demand with notice period less than 1 year		4
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	193	138
Redeemable	471	519
Total fair value	664	657
Unfunded commitments	24	45
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	387	426
Redeemable	17	294
Total fair value	404	720
Unfunded commitments	167	303
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	12
Redeemable	2	7
Total fair value	14	19
Unfunded commitments	1	0
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	39	92
Redeemable	0	0
Total fair value	39	92
Unfunded commitments	42	77
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	336	322
Redeemable	15	287
Total fair value	351	609
Unfunded commitments	SFr 124	SFr 226